Schedule of Investments
November 30, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–99.71%
Pennsylvania–82.86%
Aliquippa School District;
Series 2018, Ref. GO Bonds (INS - BAM)(a)	4.00%	12/01/2041	$ 1,750	$ 1,988,735
Allegheny (County of), PA;
Series 2016 C-76, GO Bonds(b)	5.00%	11/01/2041	2,820	3,441,584
Series 2016 C-76, GO Bonds	5.00%	11/01/2041	11,500	14,034,830
Series 2018 C-77, GO Bonds	5.00%	11/01/2043	4,960	6,216,715
Allegheny (County of), PA Higher Education Building Authority (Carlow University);
Series 2011, RB(c)	6.00%	11/01/2021	295	310,334
Series 2011, RB(c)(d)	6.75%	11/01/2021	1,125	1,190,846
Allegheny (County of), PA Higher Education Building Authority (Chatham University);
Series 2012 A, RB	5.00%	09/01/2035	2,000	2,029,260
Allegheny (County of), PA Higher Education Building Authority (Duquesne University);
Series 2011 A, RB(c)(d)	5.50%	03/01/2021	550	557,271
Allegheny (County of), PA Higher Education Building Authority (Robert Morris University);
Series 1998 A, Ref. RB (INS - ACA)(a)	6.00%	05/01/2028	180	202,932
Series 2010 A, RB	5.50%	10/15/2030	2,250	2,255,355
Series 2010 A, RB	5.75%	10/15/2040	3,650	3,657,811
Series 2017, RB	5.00%	10/15/2037	615	667,355
Series 2017, RB	5.00%	10/15/2047	1,500	1,596,645
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue);
Series 2018 A, Ref. RB	5.00%	04/01/2047	15,615	18,534,693
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center);
Series 2007 A-1, RB (67% of 3 mo. USD LIBOR + 0.82%)(e)	0.96%	02/01/2037	750	722,220
Series 2019 A, Ref. RB	4.00%	07/15/2038	1,035	1,186,731
Allegheny (County of), PA Industrial Development Authority (Propel Charter School - East);
Series 2010 C, RB	5.90%	08/15/2026	235	235,794
Series 2010 C, RB	6.38%	08/15/2035	1,200	1,203,648
Allegheny (County of), PA Industrial Development Authority (Propel Charter School - Montour);
Series 2010 A, RB	6.75%	08/15/2035	680	682,115
Allegheny (County of), PA Industrial Development Authority (Propel Charter School - Sunrise);
Series 2013, RB	6.00%	07/15/2038	1,500	1,605,450
Allegheny (County of), PA Redevelopment Authority (Pittsburgh Mills);
Series 2004, RB(f)	5.60%	07/01/2023	9,085	8,176,500
Allegheny (County of), PA Residential Finance Authority (Allegheny Independence House Apartments);
Series 2007 B, RB (CEP - GNMA)(g)	6.10%	01/20/2043	1,180	1,183,941
Allegheny (County of), PA Residential Finance Authority (Broadview Manor Apartments);
Series 2007 A, RB (CEP - GNMA)(g)	5.95%	01/20/2043	1,515	1,518,939
Allegheny (County of), PA Residential Finance Authority (Versailles-Archer Apartments);
Series 2007 C, RB (CEP - GNMA)(g)	6.16%	01/20/2043	1,520	1,525,153
Allegheny (County of), PA Sanitary Authority;
Series 2015, Ref. RB(b)	5.00%	12/01/2045	2,120	2,483,771
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (City Center);
Series 2018, RB(h)	5.00%	05/01/2042	615	654,139
Series 2018, RB(h)	5.38%	05/01/2042	4,000	4,247,120
Allentown City School District;
Series 2018 B, GO Bonds (INS - BAM)(a)	5.00%	06/01/2036	1,250	1,497,000
Series 2018 B, GO Bonds (INS - BAM)(a)	5.00%	06/01/2037	1,255	1,500,767
Berks (County of), PA Industrial Development Authority (Highlands at Wyomissing (The));
Series 2017 A, Ref. RB	5.00%	05/15/2037	1,125	1,230,536
Series 2017 A, Ref. RB	5.00%	05/15/2042	500	540,575
Series 2017 A, Ref. RB	5.00%	05/15/2047	600	644,754
Series 2017 C, RB	5.00%	05/15/2047	475	507,552
Series 2017, RB	5.00%	05/15/2042	600	643,356
See accompanying notes which are an integral part of this schedule.
Invesco Pennsylvania Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Berks (County of), PA Industrial Development Authority (Tower Health);
Series 2017, Ref. RB	5.00%	11/01/2047	$ 8,500	$ 8,940,130
Berks (County of), PA Municipal Authority (Reading Hospital Medical Center);
Series 2012 A, RB	5.00%	11/01/2040	1,000	1,014,540
Bethlehem (City of), PA;
Series 2011 A, Ref. GO Bonds(c)(d)	6.50%	06/01/2021	1,750	1,804,582
Series 2014, Ref. RB (INS - BAM)(a)	5.00%	11/15/2030	425	462,039
Series 2014, Ref. RB (INS - BAM)(a)	5.00%	11/15/2031	425	462,039
Bethlehem Area School District;
Series 2015 A, GO Bonds (INS - BAM)(a)	5.00%	08/01/2035	3,000	3,560,040
Bucks (County of), PA Industrial Development Authority (Pennswood Village);
Series 2018, Ref. RB	5.00%	10/01/2037	270	292,499
Central Bradford Progress Authority (Guthrie Healthcare System);
Series 2011, RB(c)(d)	5.38%	12/01/2021	1,100	1,156,342
Centre (County of), PA Hospital Authority (Mt. Nittany Medical Center);
Series 2011, RB(c)(d)	6.25%	11/15/2021	950	1,004,207
Series 2011, RB(c)(d)	7.00%	11/15/2021	2,000	2,127,200
Series 2016 A, Ref. RB	5.00%	11/15/2046	500	576,625
Cheltenham (Township of), PA;
Series 2018, GO Bonds(c)(d)	4.00%	07/01/2023	170	186,111
Series 2018, GO Bonds	4.00%	07/01/2048	2,660	2,782,041
Chester (County of), PA Health & Education Facilities Authority (Main Line Health System);
Series 2017 A, Ref. RB	5.00%	10/01/2052	2,000	2,402,140
Chester (County of), PA Health & Education Facilities Authority (Simpson Senior Services);
Series 2019, Ref. RB	3.25%	12/01/2029	195	184,889
Series 2019, Ref. RB	4.00%	12/01/2039	305	275,519
Series 2019, Ref. RB	5.00%	12/01/2051	6,000	6,039,300
Chester (County of), PA Industrial Development Authority (Avon Grove Charter School);
Series 2017 A, Ref. RB	5.00%	12/15/2051	770	863,686
Chester (County of), PA Industrial Development Authority (Collegium Charter School);
Series 2017 A, RB	5.25%	10/15/2047	695	751,997
Chester (County of), PA Industrial Development Authority (Longwood Gardens);
Series 2019, RB	5.00%	12/01/2044	1,500	1,899,255
Series 2019, RB	4.00%	12/01/2049	1,500	1,735,140
Chester (County of), PA Industrial Development Authority (Renaissance Academy Charter School);
Series 2014, RB	5.00%	10/01/2044	2,215	2,379,397
Chester (County of), PA Industrial Development Authority (University Student Housing, LLC at West Chester University of Pennsylvania);
Series 2013 A, RB	5.00%	08/01/2035	1,000	974,580
Series 2013, RB	5.00%	08/01/2045	750	723,855
Clairton (City of), PA Municipal Authority;
Series 2012 B, RB	5.00%	12/01/2037	1,000	1,068,470
Clarion (County of), PA Industrial Development Authority (Clarion University Foundation, Inc. Student Housing at Clarion University of Pennsylvania);
Series 2014 A, RB	5.00%	07/01/2034	2,310	2,554,352
Series 2014 A, RB	5.00%	07/01/2045	1,000	1,091,170
Series 2014, Ref. RB	5.00%	07/01/2024	1,220	1,387,604
Series 2014, Ref. RB	5.00%	07/01/2029	2,430	2,716,546
Series 2014, Ref. RB	5.00%	07/01/2033	3,500	3,874,710
Coatesville School District;
Series 2020 A, GO Bonds (INS - BAM)(a)(i)	0.00%	10/01/2034	300	187,674
Series 2020 A, GO Bonds (INS - BAM)(a)(i)	0.00%	10/01/2038	2,700	1,397,007
Series 2020 B, Ref. GO Bonds (INS - BAM)(a)(i)	0.00%	10/01/2033	500	326,815
Series 2020 B, Ref. GO Bonds (INS - BAM)(a)(i)	0.00%	10/01/2034	980	613,068
Series 2020 C, Ref. GO Bonds (INS - BAM)(a)(i)	0.00%	10/01/2033	640	418,323
Commonwealth Financing Authority;
Series 2018, RB(b)(j)	5.00%	06/01/2034	2,500	3,129,125
Series 2018, RB(b)(j)	5.00%	06/01/2035	500	624,455
Cumberland (County of), PA Municipal Authority (Asbury Pennsylvania Obligated Group);
Series 2012, Ref. RB	5.25%	01/01/2041	2,750	2,759,322
See accompanying notes which are an integral part of this schedule.
Invesco Pennsylvania Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Cumberland (County of), PA Municipal Authority (Diakon Lutheran Ministries);
Series 2015, Ref. RB(c)	5.00%	01/01/2038	$ 1,270	$ 1,360,284
Cumberland (County of), PA Municipal Authority (Messiah Village);
Series 2018, Ref. RB	5.00%	07/01/2031	1,565	1,709,762
Series 2018, Ref. RB	5.00%	07/01/2035	3,210	3,456,881
Cumberland (County of), PA Municipal Authority (Penn State Health);
Series 2019, RB	4.00%	11/01/2044	2,000	2,295,280
Dallas Area Municipal Authority (Misericordia University);
Series 2019, Ref. RB	5.00%	05/01/2039	905	992,115
Series 2019, Ref. RB	5.00%	05/01/2048	3,440	3,712,482
Dauphin (County of), PA General Authority (Pinnacle Health System);
Series 2016 A, Ref. RB	5.00%	06/01/2034	510	598,082
Delaware (County of), PA Authority (Eastern University);
Series 2012, RB	5.25%	10/01/2032	5,225	5,188,268
Delaware (County of), PA Authority (Elywn);
Series 2017, Ref. RB	5.00%	06/01/2027	500	531,200
Series 2017, Ref. RB	5.00%	06/01/2037	3,500	3,623,550
Delaware (County of), PA Authority (Mercy Health Corp.);
Series 1993 A, RB(c)	5.38%	11/15/2023	35	36,294
Delaware (County of), PA Authority (Neumann University);
Series 2016, Ref. RB	5.00%	10/01/2031	1,425	1,529,652
Series 2016, Ref. RB	5.00%	10/01/2035	2,305	2,447,841
Delaware (County of), PA Authority (Villanova University);
Series 2015, RB	5.00%	08/01/2045	215	244,679
Delaware (County of), PA Industrial Development Authority (Mercy Health Corp. of Southeastern PA);
Series 2016 A, RB(h)	5.13%	06/01/2046	1,980	2,141,687
Delaware River Port Authority (Port District);
Series 2012, Ref. RB	5.00%	01/01/2025	540	577,276
Series 2012, Ref. RB	5.00%	01/01/2027	535	569,294
Delaware Valley Regional Financial Authority;
Series 2002, RB	5.75%	07/01/2032	1,000	1,432,510
Doylestown (City of), PA Hospital Authority;
Series 2019 A, RB	4.00%	07/01/2045	250	264,118
DuBois (City of), PA Hospital Authority (Penn Highlands Healthcare);
Series 2018, Ref. RB	5.00%	07/15/2048	650	755,710
East Hempfield (Township of), PA Industrial Development Authority (Student Services, Inc. Student Housing at Millersville University of Pennsylvania);
Series 2013, RB	5.00%	07/01/2030	1,000	1,006,930
Series 2013, RB	5.00%	07/01/2035	1,750	1,758,330
Series 2014, RB	5.00%	07/01/2039	250	250,965
Series 2015, RB	5.00%	07/01/2030	820	829,660
Series 2015, RB	5.00%	07/01/2035	1,060	1,068,586
East Hempfield (Township of), PA Industrial Development Authority (Willow Valley Communities);
Series 2016, Ref. RB	5.00%	12/01/2030	630	723,335
Series 2016, Ref. RB	5.00%	12/01/2039	370	413,201
Erie (City & County of), PA City Water Authority;
Series 2014, Ref. RB(c)(d)	5.00%	12/01/2024	5,000	5,933,050
Series 2018 A, Ref. RB (INS - AGM)(a)	5.00%	12/01/2043	1,280	1,602,918
Erie (City of), PA Higher Education Building Authority (Gannon University);
Series 2010 A, RB	5.38%	05/01/2030	1,000	1,001,940
Series 2010 A, RB	5.50%	05/01/2040	2,565	2,569,027
Series 2013, RB	5.00%	05/01/2038	7,840	8,082,178
Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.);
Series 2018, Ref. RB	5.00%	12/01/2043	475	502,902
Series 2018, Ref. RB	5.00%	12/01/2053	700	731,885
Series 2019, RB	5.00%	12/01/2039	755	806,770
Series 2019, RB	5.00%	12/01/2054	3,000	3,134,640
Franklin Regional School District;
Series 2019, GO Bonds	4.00%	05/01/2046	2,000	2,299,800
Fulton (County of), PA Industrial Development Authority (The Fulton County Medical Center);
Series 2016, Ref. RB	5.00%	07/01/2040	1,515	1,559,586
See accompanying notes which are an integral part of this schedule.
Invesco Pennsylvania Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Geisinger Authority (Geisinger Health System);
Series 2011 A-1, RB	5.13%	06/01/2041	$ 500	$ 508,980
Series 2017 A-1, Ref. RB	5.00%	02/15/2045	2,190	2,609,560
Series 2017 XF0602, Revenue Ctfs.(b)	5.00%	02/15/2045	17,715	21,108,840
Series 2020, Ref. RB	4.00%	04/01/2050	5,000	5,749,850
General Authority of Southcentral Pennsylvania (WellSpan Health Obligated Group);
Series 2019 A, Ref. RB	5.00%	06/01/2049	750	922,560
Lancaster (City of), PA Industrial Development Authority (Willow Valley Communities);
Series 2019, RB	5.00%	12/01/2044	1,850	2,099,953
Series 2019, RB	5.00%	12/01/2049	2,755	3,116,070
Lancaster (County of), PA Hospital Authority (Brethren Village);
Series 2017, Ref. RB	5.13%	07/01/2037	1,135	1,209,547
Lancaster (County of), PA Hospital Authority (Landis Homes Retirement Community);
Series 2015, Ref. RB	5.00%	07/01/2045	625	655,706
Lancaster (County of), PA Hospital Authority (Masonic Villages);
Series 2015, Ref. RB	5.00%	11/01/2035	210	232,455
Langhorne Manor (Borough of), PA Higher Education & Health Authority (Woods Services);
Series 2013, RB	4.00%	11/15/2033	15	15,029
Lehigh (County of), PA (Lehigh Valley Health Network);
Series 2019 A, RB	5.00%	07/01/2044	1,000	1,239,340
Series 2019, Ref. RB	4.00%	07/01/2049	2,500	2,854,525
Lehigh (County of), PA General Purpose Authority (Bible Fellowship Church Homes, Inc.);
Series 2013, RB	5.25%	07/01/2042	825	841,888
Lehigh (County of), PA General Purpose Authority (Kidspeace Obligation Group);
Series 2014 A, RB	7.50%	02/01/2044	5,336	5,351,022
Series 2014 B, RB(k)	7.50%	02/01/2044	3,735	1,653,522
Series 2014 C, RB(l)	0.00%	02/01/2044	3,238	907
Lycoming (County of), PA Authority (Pennsylvania College of Technology);
Series 2011, RB	5.00%	07/01/2030	750	765,855
Montgomery (County of), PA Higher Education & Health Authority (Holy Redeemer Health System);
Series 2014, Ref. RB	5.00%	10/01/2027	390	430,322
Montgomery (County of), PA Higher Education & Health Authority (Philadelphia Presbytery Homes, Inc.);
Series 2010, RB(c)(d)	6.50%	12/01/2021	300	318,414
Series 2017, Ref. RB	5.00%	12/01/2037	750	812,685
Series 2017, Ref. RB	5.00%	12/01/2047	1,000	1,071,860
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University);
Series 2018 A, Ref. RB	5.00%	09/01/2048	4,270	4,986,506
Series 2019, Ref. RB	4.00%	09/01/2049	4,000	4,385,720
Montgomery (County of), PA Industrial Development Authority (ACTS Retirement-Life Communities, Inc.);
Series 2012, Ref. RB(c)(d)	5.00%	05/15/2022	900	962,910
Series 2016, Ref. RB	5.00%	11/15/2036	11,075	12,716,315
Series 2020 C, RB	4.00%	11/15/2043	350	384,080
Series 2020 C, RB	5.00%	11/15/2045	675	790,081
Montgomery (County of), PA Industrial Development Authority (Haverford School);
Series 2019, Ref. RB	4.00%	03/01/2049	3,250	3,621,865
Montgomery (County of), PA Industrial Development Authority (Philadelphia Presbytery Homes, Inc.);
Series 2010, RB(c)(d)	6.63%	12/01/2021	1,500	1,594,710
Montgomery (County of), PA Industrial Development Authority (Waverly Heights Ltd.);
Series 2019, Ref. RB	5.00%	12/01/2049	1,000	1,109,600
Northampton (County of), PA General Purpose Authority (LaFayette College);
Series 2017, Ref. RB	5.00%	11/01/2047	6,135	7,326,233
Northampton (County of), PA General Purpose Authority (Moravian College);
Series 2012, RB	5.00%	07/01/2031	2,860	2,948,917
Series 2016, Ref. RB	5.00%	10/01/2036	2,250	2,406,870
Northampton (County of), PA General Purpose Authority (St. Luke’s University Health Network);
Series 2016, Ref. RB	5.00%	08/15/2036	330	385,490
Series 2018 A, Ref. RB	4.00%	08/15/2048	8,430	9,258,753
See accompanying notes which are an integral part of this schedule.
Invesco Pennsylvania Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Northampton (County of), PA Industrial Development Authority;
Series 2013 A, RB (Acquired 04/03/2013; Cost $13,041,003)(f)(m)(n)	5.00%	12/31/2023	$ 14,826	$ 3,706,652
Series 2013, RB(f)(m)	5.00%	12/31/2023	4,517	1,129,300
Northampton (County of), PA Industrial Development Authority (Morningstar Senior Living, Inc.);
Series 2012, RB	5.00%	07/01/2032	920	934,913
Series 2019, Ref. RB	5.00%	11/01/2039	500	524,915
Series 2019, Ref. RB	5.00%	11/01/2044	950	986,651
Series 2019, Ref. RB	5.00%	11/01/2049	1,050	1,085,049
Northeastern Pennsylvania (State of) Hospital & Education Authority (Kings College);
Series 2019, RB	5.00%	05/01/2044	1,000	1,093,720
Penn Hills School District;
Series 2020, Ref. GO Bonds (INS - BAM)(a)	3.00%	10/01/2042	4,000	4,288,800
Pennsylvania (Commonwealth of);
First Series 2014, GO Bonds(b)	5.00%	06/15/2034	3,000	3,444,360
Series 2018 A, Ref. COP	4.00%	07/01/2046	540	612,457
Series 2020, GO Bonds	2.13%	05/01/2040	2,500	2,504,700
Pennsylvania (Commonwealth of) (Municipal Real Estate Funding, LLC);
Series 2018 A, Ref. COP	5.00%	07/01/2043	590	715,776
Pennsylvania (Commonwealth of) Economic Development Financing Authority;
Series 2013 C, RB (INS - AGM)(a)(i)	0.00%	01/01/2044	775	427,258
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Amtrak);
Series 2012 A, Ref. RB(g)	5.00%	11/01/2041	1,200	1,281,312
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Capital Region Parking System);
Series 2013, RB	6.00%	07/01/2053	920	1,037,935
Pennsylvania (Commonwealth of) Economic Development Financing Authority (CarbonLite P, LLC);
Series 2019, RB(g)(h)	5.25%	06/01/2026	650	650,351
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Covanta Holding Corp.) (Green Bonds);
Series 2019 A, RB(g)(h)	3.25%	08/01/2039	1,250	1,222,088
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Forum Place);
Series 2012, RB(c)(d)	5.00%	03/01/2022	3,000	3,178,110
Pennsylvania (Commonwealth of) Economic Development Financing Authority (National Gypson Co.);
Series 2014, Ref. RB(g)	5.50%	11/01/2044	635	657,758
Pennsylvania (Commonwealth of) Economic Development Financing Authority (PA Bridges Finco L.P.);
Series 2015, RB(g)	5.00%	12/31/2034	775	897,528
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Pennsylvania Rapid Bridge Replacement);
Series 2015, RB(g)	5.00%	12/31/2038	460	527,390
Series 2015, RB(g)	5.00%	06/30/2042	8,500	9,684,985
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC);
Series 2020 A-1, RB	4.00%	04/15/2050	1,500	1,686,510
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (AICUP Financing Program-Del Valley College);
Series 2012, RB	5.00%	11/01/2042	1,070	1,074,216
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (AICUP Financing Program-Gwynedd-Mercy College);
Series 2012 KK1, RB	5.38%	05/01/2042	1,300	1,339,299
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (AICUP Financing Program-St. Francis University);
Series 2011 JJ2, RB(c)(d)	6.00%	11/01/2021	1,750	1,841,787
Series 2011 JJ2, RB(c)(d)	6.25%	11/01/2021	2,250	2,373,142
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Holy Family University);
Series 2013 A, RB	6.25%	09/01/2033	320	339,619
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (La Salle University);
Series 2012, RB	5.00%	05/01/2029	2,650	2,717,946
Series 2012, RB	5.00%	05/01/2042	1,180	1,191,092
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Pennsylvania State University);
Series 2002, RB	5.00%	03/01/2022	20	20,078
See accompanying notes which are an integral part of this schedule.
Invesco Pennsylvania Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Shippensburg University Services, Inc. Student Housing at Shippensburg University of Pennsylvania);
Series 2011, RB(c)(d)	6.00%	10/01/2021	$ 3,000	$ 3,143,280
Series 2011, RB(c)(d)	6.25%	10/01/2021	7,000	7,348,810
Series 2012, RB(c)(d)	5.00%	10/01/2022	1,400	1,521,646
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (The Foundation for Indiana University of Pennsylvania Student Housing at Indiana University of Pennsylvania);
Series 2012 A, Ref. RB(c)(d)	5.00%	07/01/2022	750	803,933
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University);
Series 2015, Ref. RB	5.25%	09/01/2050	1,070	1,204,874
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Trustees of the University of Pennsylvania);
Series 2017, RB(b)	5.00%	08/15/2046	2,200	2,639,626
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System);
Series 2017 A, RB	5.00%	08/15/2042	1,075	1,310,597
Series 2019, RB	4.00%	08/15/2049	1,465	1,690,229
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Ursinus College);
Series 2012 A, RB	5.00%	01/01/2029	1,000	1,022,590
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Widener College);
Series 2014, Ref. RB	5.00%	07/15/2038	1,000	1,040,420
Pennsylvania (Commonwealth of) Housing Finance Agency;
Series 2019-131 A, Ref. RB	3.10%	10/01/2044	2,500	2,667,200
Pennsylvania (Commonwealth of) Public School Building Authority (Harrisburg Area Community College);
Series 2011, RB	5.00%	10/01/2031	5,000	5,072,500
Pennsylvania (Commonwealth of) Public School Building Authority (Philadelphia School District);
Series 2012, RB(c)(d)	5.00%	04/01/2022	250	265,833
Series 2016 A, Ref. RB	5.00%	06/01/2027	3,750	4,609,950
Series 2016 A, Ref. RB (INS - AGM)(a)	5.00%	06/01/2032	8,795	10,641,158
Series 2016, Ref. RB	5.00%	06/01/2036	4,800	5,737,248
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2009 C, RB (INS - AGM)(a)	6.25%	06/01/2033	2,000	2,555,540
Series 2009 E, RB	6.38%	12/01/2038	11,435	15,042,514
Series 2014 A-1, RB	5.00%	12/01/2032	2,000	2,293,100
Series 2015 B, RB	5.00%	12/01/2030	500	598,430
Series 2015 B, RB	5.00%	12/01/2031	1,000	1,194,820
Series 2017 A, RB	5.50%	12/01/2042	5,000	6,131,500
Series 2017 A-1, RB	5.00%	12/01/2035	1,050	1,303,228
Series 2018 A-2, RB	5.00%	12/01/2043	535	661,378
Series 2018 A-2, RB	5.00%	12/01/2048	6,000	7,359,600
Series 2018 B, RB	5.25%	12/01/2048	630	768,203
Series 2019 A, RB	5.00%	12/01/2044	1,000	1,259,740
Series 2019 A, RB (INS - AGM)(a)	4.00%	12/01/2049	3,800	4,393,826
Series 2020 B, RB	5.00%	12/01/2050	4,000	5,064,280
Subseries 2010 A-2, RB(c)(d)	5.50%	12/01/2020	1,080	1,080,000
Subseries 2010 A-2, Ref. RB(c)(d)	5.50%	12/01/2020	4,920	4,920,000
Subseries 2010 B-2, RB(c)(d)	5.00%	12/01/2020	360	360,000
Subseries 2010 B-2, RB(c)(d)	5.13%	12/01/2020	500	500,000
Subseries 2010 B-2, RB(c)(d)	6.00%	12/01/2020	4,000	4,000,000
Subseries 2010 B-2, Ref. RB(c)(d)	5.00%	12/01/2020	265	265,000
Subseries 2017 B-1, RB	5.25%	06/01/2047	1,000	1,192,120
Pennsylvania State University;
Series 2016 A, RB	5.00%	09/01/2041	1,430	1,711,739
Series 2017 A, RB	5.00%	09/01/2047	2,500	3,054,400
Series 2019 A, RB	5.00%	09/01/2044	1,330	1,707,374
See accompanying notes which are an integral part of this schedule.
Invesco Pennsylvania Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Philadelphia (City of), PA;
Series 2017 A, RB	5.00%	10/01/2052	$ 1,895	$ 2,297,687
Series 2017 A, RB(b)(j)	5.25%	10/01/2052	2,070	2,543,119
Series 2017 A, Ref. GO Bonds (INS - AGM)(a)	5.00%	08/01/2035	3,500	4,322,045
Series 2017 A, Ref. GO Bonds	5.00%	08/01/2036	700	854,574
Series 2017 B, Ref. RB(g)	5.00%	07/01/2047	19,700	23,094,113
Series 2017, Ref. GO Bonds	5.00%	08/01/2041	1,000	1,203,980
Series 2018 A, RB	5.00%	10/01/2053	7,000	8,610,560
Series 2019 B, GO Bonds	5.00%	02/01/2039	300	377,868
Series 2019 B, RB	5.00%	11/01/2049	4,635	5,845,059
Series 2019 B, RB	5.00%	11/01/2054	11,030	13,849,158
Series 2020 A, RB	5.00%	11/01/2045	1,250	1,607,650
Series 2020 C, Ref. RB(g)	4.00%	07/01/2045	1,500	1,671,600
Series 2020 C, Ref. RB(g)	4.00%	07/01/2050	1,500	1,660,095
Philadelphia (City of), PA (Philadelphia Gas Works Co.);
Series 2017 15, Ref. RB	5.00%	08/01/2047	3,620	4,317,502
Philadelphia (City of), PA Authority for Industrial Development (Cultural and Commercials Corridors);
Series 2016, Ref. RB	5.00%	12/01/2031	840	1,003,842
Philadelphia (City of), PA Authority for Industrial Development (Independence Charter School - West);
Series 2019, RB	4.00%	06/15/2029	350	365,449
Series 2019, RB	5.00%	06/15/2050	350	367,644
Philadelphia (City of), PA Authority for Industrial Development (International Apartments at Temple University);
Series 2010 A, IDR	5.38%	06/15/2030	2,040	2,043,590
Series 2010 A, IDR	5.63%	06/15/2042	4,000	4,005,600
Philadelphia (City of), PA Authority for Industrial Development (PresbyHomes Germantown/Morrisville);
Series 2005 A, RB	5.63%	07/01/2035	2,630	2,631,078
Philadelphia (City of), PA Authority for Industrial Development (Richard Allen Preparatory Charter School);
Series 2006, RB	6.25%	05/01/2033	1,640	1,502,092
Philadelphia (City of), PA Authority for Industrial Development (St. Joseph’s University);
Series 2020 A, Ref. RB	4.00%	11/01/2045	1,900	2,102,293
Philadelphia (City of), PA Authority for Industrial Development (Tacony Academy Charter School);
Series 2013 A-1, RB	6.75%	06/15/2033	2,000	2,211,240
Series 2013 A-1, RB	7.00%	06/15/2043	3,090	3,407,158
Philadelphia (City of), PA Authority for Industrial Development (Temple University);
First Series 2015, Ref. RB	5.00%	04/01/2045	530	600,744
Philadelphia (City of), PA Authority for Industrial Development (The Childrens Hospital of Philadelphia);
Series 2014 A, RB(b)	5.00%	07/01/2042	1,000	1,120,050
Philadelphia (City of), PA Authority for Industrial Development (University Square Apartments);
Series 2017, RB	5.00%	12/01/2058	4,165	4,758,054
Philadelphia (City of), PA Authority for Industrial Development (Wesley Enhanced Living Obligated Group);
Series 2017, Ref. RB	5.00%	07/01/2042	1,000	1,014,510
Series 2017, Ref. RB	5.00%	07/01/2049	500	503,600
Philadelphia (City of), PA Hospitals & Higher Education Facilities Authority (Temple University Health System);
Series 2012 A, RB	5.63%	07/01/2042	1,000	1,059,480
Series 2017, Ref. RB	5.00%	07/01/2032	1,000	1,155,060
Philadelphia (City of), PA Housing Authority;
Series 2002 A, RB (INS - AGM)(a)	5.00%	12/01/2021	130	130,507
Series 2017, RB	5.00%	05/01/2039	1,300	1,540,240
Series 2017, RB	5.00%	05/01/2042	2,415	2,843,566
Series 2017, RB	5.00%	05/01/2047	3,335	3,896,614
Philadelphia (City of), PA Industrial Development Authority (Architecture & Design Charter High School);
Series 2013, RB(c)(d)	6.13%	03/15/2023	3,085	3,490,307
See accompanying notes which are an integral part of this schedule.
Invesco Pennsylvania Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Philadelphia (City of), PA Industrial Development Authority (Discovery Charter School);
Series 2012, RB	5.88%	04/01/2032	$ 450	$ 465,597
Series 2012, RB	6.25%	04/01/2042	1,500	1,548,930
Philadelphia (City of), PA Industrial Development Authority (First Philadelphia Preparatory Charter School);
Series 2014 A, RB	7.00%	06/15/2033	875	1,009,698
Philadelphia (City of), PA Industrial Development Authority (Kipp Philadelphia Charter School);
Series 2016 B, RB	5.00%	04/01/2046	640	688,218
Philadelphia (City of), PA Industrial Development Authority (MaST I Charter School);
Series 2016 A, Ref. RB	5.25%	08/01/2046	1,500	1,677,705
Philadelphia (City of), PA Industrial Development Authority (New Foundations Charter School);
Series 2012, RB(c)(d)	6.63%	12/15/2022	750	845,730
Philadelphia (City of), PA Industrial Development Authority (Performing Arts Charter School);
Series 2013, RB(h)	6.50%	06/15/2033	945	947,485
Philadelphia (City of), PA Industrial Development Authority (Thomas Jefferson University);
Series 2017 A, Ref. RB	5.00%	09/01/2047	13,365	15,221,131
Philadelphia (City of), PA Industrial Development Authority (University of the Arts);
Series 2017, Ref. RB(h)	5.00%	03/15/2045	540	555,903
Philadelphia (City of), PA Parking Authority;
Series 1999 A, RB (INS - AMBAC)(a)	5.25%	02/15/2029	25	25,102
Philadelphia School District;
Series 2007 A, Ref. GO Bonds (INS - NATL)(a)	5.00%	06/01/2025	535	637,982
Series 2016 F, Ref. GO Bonds	5.00%	09/01/2028	10,000	12,212,100
Series 2016 F, Ref. GO Bonds	5.00%	09/01/2029	10,000	12,149,700
Series 2016 F, Ref. GO Bonds	5.00%	09/01/2032	1,000	1,203,850
Series 2019 A, GO Bonds	5.00%	09/01/2044	1,000	1,233,950
Pittsburgh (City of) & Allegheny (County of), PA Sports & Exhibition Authority;
Series 2010, Ref. RB (INS - AGM)(a)	5.00%	02/01/2035	1,225	1,227,450
Pittsburgh (City of), PA Urban Redevelopment Authority (Marian Plaza);
Series 2007, RB (CEP - GNMA)(g)	6.13%	01/20/2043	2,590	2,596,320
Pittsburgh (City of), PA Water & Sewer Authority;
Series 2013 A, Ref. RB	5.00%	09/01/2031	500	559,435
Series 2019 A, RB (INS - AGM)(a)	5.00%	09/01/2044	1,200	1,519,152
Series 2020 B, RB (INS -AGM)(a)	4.00%	09/01/2045	1,000	1,186,450
Pottsville (City of), PA Hospital Authority (Lehigh Valley);
Series 2016 B, Ref. RB	5.00%	07/01/2041	4,000	4,746,680
Reading (City of), PA Housing Authority;
Series 2010, RB (CEP - GNMA)	5.63%	06/01/2042	900	901,143
Series 2010, RB (CEP - GNMA)	5.88%	06/01/2052	2,895	2,898,908
Reading School District;
Series 2017, Ref. GO Bonds (INS - AGM)(a)	5.00%	03/01/2037	1,500	1,805,055
Series 2017, Ref. GO Bonds (INS - AGM)(a)	5.00%	03/01/2038	1,500	1,801,455
Scranton School District;
Series 2017 E, Ref. GO Bonds (INS - BAM)(a)	5.00%	12/01/2034	820	1,010,757
Series 2017 E, Ref. GO Bonds (INS - BAM)(a)	5.00%	12/01/2035	750	921,893
Southcentral Pennsylvania General Authority (Hanover Hospital, Inc.);
Series 2015, Ref. RB	5.00%	12/01/2029	1,000	1,173,060
State Public School Building Authority (Harrisburg School);
Series 2016 A, Ref. RB(c)(d)	5.00%	12/01/2026	145	184,585
Series 2016 A, Ref. RB (INS -AGM)(a)	5.00%	12/01/2030	910	1,109,217
State Public School Building Authority (Philadelphia School District);
Series 2012, RB(c)(d)	5.00%	04/01/2022	2,780	2,956,057
Susquehanna Area Regional Airport Authority;
Series 2012 A, RB(g)	5.00%	01/01/2027	1,185	1,225,041
Series 2017, Ref. RB(g)	5.00%	01/01/2038	1,350	1,428,219
Union (County of), PA Hospital Authority (Evangelical Community Hospital);
Series 2011, Ref. RB(c)(d)	7.00%	08/01/2021	1,000	1,044,190
Washington (County of), PA Redevelopment Authority (Victory Centre);
Series 2018, Ref. RB	5.00%	07/01/2028	500	524,610
See accompanying notes which are an integral part of this schedule.
Invesco Pennsylvania Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
West Shore Area Authority (Holy Spirit Hospital of the Sisters of Christian Charity);
Series 2011 B, RB(c)(d)	5.63%	01/01/2022	$ 2,000	$ 2,116,380
Series 2011, RB(c)(d)	6.50%	01/01/2021	1,835	1,844,340
Westmoreland (County of), PA Municipal Authority;
Series 2016, Ref. RB (INS - BAM)(a)	5.00%	08/15/2038	2,000	2,360,140
Wilkes-Barre Area School District;
Series 2016 B, GO Bonds (INS - BAM)(a)	5.00%	08/01/2034	2,600	3,169,790
Series 2016 B, GO Bonds (INS - BAM)(a)	5.00%	08/01/2036	2,125	2,578,772
				706,243,120
Puerto Rico–15.19%
Children’s Trust Fund;
Series 2002, RB	5.38%	05/15/2033		150	150,956
Series 2002, RB	5.50%	05/15/2039		17,000	17,444,890
Series 2005 A, RB(i)	0.00%	05/15/2050		53,320	8,108,372
Series 2008 A, RB(i)	0.00%	05/15/2057		451,500	29,017,905
Puerto Rico (Commonwealth of);
Series 2001, GO Bonds (INS - AGM)(a)	5.13%	07/01/2030		7,405	7,614,043
Series 2003 C-7, Ref. GO Bonds (INS - NATL)(a)	6.00%	07/01/2027		15	15,428
Series 2004 A, GO Bonds(l)	5.00%	07/01/2029		2,185	1,592,319
Series 2009 B, Ref. GO Bonds(l)	6.50%	07/01/2037		1,000	742,500
Series 2009 B, Ref. GO Bonds(l)	5.75%	07/01/2038		120	85,800
Series 2009 B, Ref. GO Bonds(l)	6.00%	07/01/2039		50	36,875
Series 2009 C, Ref. GO Bonds(l)	6.00%	07/01/2039		9,745	7,028,581
Series 2011 A, GO Bonds(l)	5.75%	07/01/2041		3,000	2,085,000
Series 2011 A, Ref. GO Bonds(l)	6.00%	07/01/2028		790	572,750
Series 2011 C, Ref. GO Bonds(l)	5.75%	07/01/2036		9,000	5,816,250
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority;
Series 2008 A, RB	6.13%	07/01/2024		1,400	1,513,750
Series 2012 A, RB	5.25%	07/01/2029		810	845,437
Series 2012 A, RB	5.13%	07/01/2037		3,000	3,116,250
Series 2012 A, RB	5.75%	07/01/2037		1,460	1,533,000
Series 2012 A, RB	6.00%	07/01/2047		1,005	1,057,762
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2005 SS, Ref. RB (INS - NATL)(a)	5.00%	07/01/2025		6,000	6,077,880
Series 2007 TT, RB(l)	5.00%	07/01/2032		1,450	1,087,500
Series 2010 AAA-RSA-1, RB(l)	5.25%	07/01/2024		1,435	1,079,837
Series 2010 XX, RB(l)	5.25%	07/02/2040		2,445	1,839,862
Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 1998 A, RB(l)	5.00%	07/01/2038		10	4,225
Series 2002 D, RB (INS - AGM)(a)	5.00%	07/01/2032		965	986,413
Series 2003 AA-2, Ref. RB(l)	5.30%	07/02/2035		1,000	880,000
Series 2003 H, Ref. RB(l)	5.00%	07/01/2028		325	137,313
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Ana G. Mendez University System);
Series 2006, RB	5.00%	03/01/2036		1,250	1,203,750
Series 2012, Ref. RB	5.13%	04/01/2032		125	123,628
Series 2012, Ref. RB	5.38%	04/01/2042		185	182,066
Puerto Rico (Commonwealth of) Infrastructure Financing Authority;
Series 2005 B, RB(l)	5.00%	07/01/2041		270	34,371
Puerto Rico (Commonwealth of) Infrastructure Financing Authority (MEPSI Campus);
Series 2007 A, RB(l)	6.50%	10/01/2037		1,400	563,500
Puerto Rico (Commonwealth of) Public Buildings Authority (Government Facilities);
Series 2002 D, RB(l)	5.25%	07/01/2036		1,015	815,806
Series 2007 M, Ref. RB(l)	10.00%	07/01/2034		3,000	2,572,500
Series 2007 M-2, Ref. RB (INS - AMBAC)(a)	10.00%	07/01/2035		1,000	1,060,970
Series 2009 P, Ref. RB(l)	6.50%	07/01/2030		1,500	1,254,375
Series 2009 P, Ref. RB(l)	6.75%	07/01/2036		1,000	841,250
Series 2011 S, RB(l)	6.00%	07/01/2041		2,070	1,676,700
See accompanying notes which are an integral part of this schedule.
Invesco Pennsylvania Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico Public Finance Corp.;
Series 2011 B, RB(l)	5.50%	08/01/2031	$ 5,725	$ 69,273
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB	4.50%	07/01/2034	590	632,557
Series 2018 A-1, RB(i)	0.00%	07/01/2046	7,662	2,299,826
Series 2018 A-1, RB(i)	0.00%	07/01/2051	6,242	1,354,327
Series 2018 A-1, RB	4.75%	07/01/2053	2,190	2,379,282
Series 2018 A-1, RB	5.00%	07/01/2058	5,537	6,107,145
Series 2019 A-2, RB	4.54%	07/01/2053	91	97,578
Series 2019 A-2, RB	4.78%	07/01/2058	1,216	1,323,786
University of Puerto Rico;
Series 2006 P, Ref. RB	5.00%	06/01/2030	3,235	3,137,950
Series 2006 Q, RB	5.00%	06/01/2030	1,300	1,261,000
				129,462,538
Virgin Islands–1.05%
Tobacco Settlement Financing Corp.;
Series 2001, RB	5.00%	05/15/2031		970	972,212
Series 2006, RB(i)	0.00%	05/15/2035		11,150	3,902,770
Series 2006, RB(i)	0.00%	05/15/2035		2,195	870,669
Virgin Islands (Government of) Port Authority;
Series 2014 A, Ref. RB(g)	5.00%	09/01/2029		575	557,773
Virgin Islands (Government of) Public Finance Authority;
Series 2014 C, Ref. RB	5.00%	10/01/2039		2,500	2,277,400
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note);
Series 2009 B, Ref. RB	5.00%	10/01/2025		375	375,056
					8,955,880
Guam–0.39%
Guam (Territory of);
Series 2011 A, RB	5.13%	01/01/2042		785	809,947
Guam (Territory of) Power Authority;
Series 2012 A, Ref. RB (INS - AGM)(a)	5.00%	10/01/2023		185	200,255
Series 2012 A, Ref. RB (INS - AGM)(a)	5.00%	10/01/2024		235	254,428
Series 2012 A, Ref. RB (INS - AGM)(a)	5.00%	10/01/2030		420	452,983
Series 2012 A, Ref. RB	5.00%	10/01/2034		520	546,702
Guam (Territory of) Waterworks Authority;
Series 2014 A, Ref. RB	5.00%	07/01/2029		285	319,878
Guam Housing Corp.;
Series 1998 A, RB (CEP - FHLMC)(g)	5.75%	09/01/2031		700	720,685
					3,304,878
Northern Mariana Islands–0.22%
Northern Mariana Islands (Commonwealth of);
Series 2007 B, Ref. GO Bonds	5.00%	10/01/2022		240	234,502
Northern Mariana Islands (Commonwealth of) Ports Authority;
Series 1998 A, RB(g)	6.25%	03/15/2028		970	920,297
Series 1998 A, RB(g)	6.60%	03/15/2028		730	708,107
					1,862,906
TOTAL INVESTMENTS IN SECURITIES(o)–99.71% (Cost $816,700,477)					849,829,322
FLOATING RATE NOTE OBLIGATIONS–(2.67)%
Notes with interest and fee rates ranging from 0.66% to 0.73% at 11/30/2020 and contractual maturities of collateral ranging from 06/01/2034 to 10/01/2052(p)					(22,790,000)
OTHER ASSETS LESS LIABILITIES–2.96%					25,282,624
NET ASSETS–100.00%					$852,321,946
See accompanying notes which are an integral part of this schedule.
Invesco Pennsylvania Municipal Fund

Investment Abbreviations:
ACA	– ACA Financial Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
FHLMC	– Federal Home Loan Mortgage Corp.
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LIBOR	– London Interbank Offered Rate
NATL	– National Public Finance Guarantee Corp.
RB	– Revenue Bonds
Ref.	– Refunding
USD	– U.S. Dollar
Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Underlying security related to TOB Trusts entered into by the Fund.
(c)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2020.
(f)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(g)	Security subject to the alternative minimum tax.
(h)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2020 was $10,418,773, which represented 1.22% of the Fund’s Net Assets.
(i)	Zero coupon bond issued at a discount.
(j)	Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $3,380,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.
(k)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(l)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30, 2020 was $30,817,494, which represented 3.62% of the Fund’s Net Assets.
(m)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(n)	Restricted security. The aggregate value of these securities at period end was $3,706,652, which represented less than 1% of the Fund’s Net Assets.
(o)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.
(p)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2020. At November 30, 2020, the Fund’s investments with a value of $40,534,930 are held by TOB Trusts and serve as collateral for the $22,790,000 in the floating rate note obligations outstanding at that date.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Pennsylvania Municipal Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$844,993,370	$4,835,952	$849,829,322
Other Investments - Assets
Investments Matured	—	1,029,394	—	1,029,394
Total Investments	$—	$846,022,764	$4,835,952	$850,858,716
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco Pennsylvania Municipal Fund